Capital Stock	12 Months Ended
Mar. 31, 2021
Capital Stock [Abstract]
CAPITAL STOCK

NOTE 16. CAPITAL STOCK

(a)	Authorized ordinary shares: Unlimited number of common shares without par value.

(b)	Following is a roll-forward of ordinary shares as of March 31, 2021 and 2020:

	Years Ended March 31,
	2021		2020
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of year	10,988	$117,817	10,858	$116,237
Shares issued in a private placement, net of issue costs	698	6,732	–	–
Exchange of SalvaRx warrants for PBI warrants	–	2,640	–	–
Settlement of non-controlling interest in SalvaRx	–	2,451	–	–
To reflect warrants issued and outstanding (d)	–	(330)	–	–
Fair value adjustment for shares issued at a discount in SalvaRx	397	1,256	–	–
Expiration of unexercised stock options	–	58	–	282
Shares issued in connection with the acquisition of interest in Intensity Holdings Limited	–	–	130	1,298
Shares issued for services	1	25	-–	–
Balance, end of year	12,084	$130,649	10,988	$117,817

(c)	Number of ordinary shares have been retroactively adjusted to reflect the impact of 100:1 reverse stock split on June 5, 2020.

(d)	Represents the contractual value of the Portage warrants, which was adjusted to fair value of $271 using the Black Scholes model.

On June 16, 2020, the Company completed a private placement of 698,145 restricted ordinary shares at a price of $10.00 per share for gross proceeds of $6.98 million to accredited investors. Directors of the Company subscribed for 215,000 shares, or approximately 30.8% of the private placement, for proceeds of $2.15 million. The Company incurred costs of approximately $0.25 million in connection with the offering, which was treated as contra-equity on the Company’s balance sheet.

During September 2020, the Company settled the SalvaRx Notes obligations originally due in June 2021 in an aggregate principal amount of approximately $3.7 million, plus accrued interest of $0.75 million in exchange for cash payments totaling $1.77 million and 397,604 of the associated SalvaRx warrants with an exercise price of $6.64 per share. The warrants were exchanged for an equal number of warrants to acquire Portage stock at the same price per share. The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020 (the settlement date) of $9.80 per share and the contract price of $6.64 per share.

Four of the Company's directors, Gregory Bailey, James Mellon, Steven Mintz (in trust) and Kam Shah, received, in total, 363,718 of the shares pursuant to this transaction.

Subsequent to March 31, 2021, the Company commenced its “at the market” offering to sell shares and a second offering subject to a Prospectus filed June 24, 2021. See Note 25, “Events After the Balance Sheet Date” for a further discussion.